Information about Impaired Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2011 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Consumer - Other USD ($)	Mar. 31, 2012 Consumer - Other JPY (¥)	Mar. 31, 2011 Consumer - Other JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Non-recourse Loans United States USD ($)	Mar. 31, 2012 Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Real estate companies USD ($)	Mar. 31, 2012 Real estate companies JPY (¥)	Mar. 31, 2011 Real estate companies JPY (¥)	Mar. 31, 2012 Other-Entertainment industry USD ($)	Mar. 31, 2012 Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Other - Other USD ($)	Mar. 31, 2012 Other - Other JPY (¥)	Mar. 31, 2011 Other - Other JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)	Mar. 31, 2012 Purchased loans JPY (¥)	Mar. 31, 2011 Purchased loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance USD ($)		Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance JPY (¥)		Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance JPY (¥)		Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Consumer Housing loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Consumer Housing loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Consumer Housing loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Consumer - Other USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Consumer - Other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Consumer - Other JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Corporate Loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Corporate Loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Corporate Loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Non-recourse Loans United States USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Real estate companies USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Real estate companies JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Real estate companies JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Other-Entertainment industry USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Other - Other USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Other - Other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Other - Other JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Purchased loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Purchased loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Purchased loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance USD ($)		Mar. 31, 2012 Impaired Financing Receivable with Related Allowance JPY (¥)		Mar. 31, 2011 Impaired Financing Receivable with Related Allowance JPY (¥)		Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Consumer Housing loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Consumer Housing loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Consumer Housing loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Consumer - Other USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Consumer - Other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Consumer - Other JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Corporate Loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Corporate Loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Corporate Loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Non-recourse Loans United States USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Real estate companies USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Real estate companies JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Real estate companies JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Other-Entertainment industry USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Other - Other USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Other - Other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Other - Other JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Purchased loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Purchased loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Purchased loans JPY (¥)
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	$ 3,574	¥ 293,774	¥ 312,031	$ 109	¥ 9,021	¥ 8,312	$ 0	¥ 0	¥ 0	$ 3,040	¥ 249,846	¥ 267,034	$ 537	¥ 44,148	¥ 21,418	$ 472	¥ 38,809	¥ 51,611	$ 901	¥ 74,008	¥ 93,607	$ 265	¥ 21,760	¥ 29,597	$ 865	¥ 71,121	¥ 70,801	$ 425	¥ 34,907	¥ 36,685	$ 910	[1]	¥ 74,836	[1]	¥ 68,282	[1]	$ 17	¥ 1,438	¥ 2,259	$ 0	¥ 0	¥ 0	$ 893	¥ 73,398	¥ 66,023	$ 359	¥ 29,471	¥ 9,465	$ 55	¥ 4,565	¥ 4,579	$ 99	¥ 8,120	¥ 14,532	$ 145	¥ 11,893	¥ 17,080	$ 235	¥ 19,349	¥ 20,367	$ 0	¥ 0	¥ 0	$ 2,664	[2]	¥ 218,938	[2]	¥ 243,749	[2]	$ 92	¥ 7,583	¥ 6,053	$ 0	¥ 0	¥ 0	$ 2,147	¥ 176,448	¥ 201,011	$ 178	¥ 14,677	¥ 11,953	$ 417	¥ 34,244	¥ 47,032	$ 802	¥ 65,888	¥ 79,075	$ 120	¥ 9,867	¥ 12,517	$ 630	¥ 51,772	¥ 50,434	$ 425	¥ 34,907	¥ 36,685
Unpaid Principal Balance	3,554	292,141	311,026	109	8,987	8,311	0	0	0	3,020	248,247	266,030	535	44,116	21,338	471	38,715	51,365	895	73,514	93,324	261	21,385	29,517	858	70,517	70,486	425	34,907	36,685	907	[1]	74,581	[1]	68,183	[1]	17	1,421	2,259	0	0	0	890	73,160	65,924	358	29,455	9,443	55	4,565	4,579	99	8,102	14,516	143	11,718	17,031	235	19,320	20,355	0	0	0	2,647	[2]	217,560	[2]	242,843	[2]	92	7,566	6,052	0	0	0	2,130	175,087	200,106	177	14,661	11,895	416	34,150	46,786	796	65,412	78,808	118	9,667	12,486	623	51,197	50,131	425	34,907	36,685
Related Allowance	$ 1,112	¥ 91,407	¥ 97,323	$ 36	¥ 3,002	¥ 3,016	$ 0	¥ 0	¥ 0	$ 858	¥ 70,510	¥ 78,293	$ 68	¥ 5,602	¥ 4,421	$ 183	¥ 15,055	¥ 18,702	$ 318	¥ 26,108	¥ 30,552	$ 39	¥ 3,181	¥ 4,114	$ 250	¥ 20,564	¥ 20,504	$ 218	¥ 17,895	¥ 16,014	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 1,112	[2]	¥ 91,407	[2]	¥ 97,323	[2]	$ 36	¥ 3,002	¥ 3,016	$ 0	¥ 0	¥ 0	$ 858	¥ 70,510	¥ 78,293	$ 68	¥ 5,602	¥ 4,421	$ 183	¥ 15,055	¥ 18,702	$ 318	¥ 26,108	¥ 30,552	$ 39	¥ 3,181	¥ 4,114	$ 250	¥ 20,564	¥ 20,504	$ 218	¥ 17,895	¥ 16,014

[1]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[2]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.